Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 11, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Percentage of board members to be elected by separate class votes		25.00%
Capital expenditures		$ 328,387	$ 308,581	$ 235,697
Stock issued, aggregate value		$ 20,404	$ 25,273
Liberty
Related Party Transaction [Line Items]
TripAdvisor Stock Sale (number of shares)	4,799,848
Percentage of total number of directors on Board that Liberty Interactive can nominate		20.00%
Number of directors multiple		5
Common stock issued from treasury stock		264,608	467,672
Treasury stock reissued, price per share		$ 77.11	$ 54.04
Stock issued, aggregate value		$ 20,404	$ 25,273
Aircraft
Related Party Transaction [Line Items]
Ownership interest of airplanes		$ 36,000	$ 38,000
Airplane One | Expedia, Inc
Related Party Transaction [Line Items]
Airplane ownership interest		50.00%
Airplane One | IAC
Related Party Transaction [Line Items]
Airplane ownership interest		50.00%
Airplane Two | Expedia, Inc
Related Party Transaction [Line Items]
Airplane ownership interest		50.00%
Estimated useful life (in years)			10 years
Capital expenditures			$ 25,000
Airplane Two | IAC
Related Party Transaction [Line Items]
Airplane ownership interest		50.00%
Common stock
Related Party Transaction [Line Items]
Common stock, Shares outstanding		114,267,000	116,886,000
Common stock | Liberty | Liberty USA Holdings, LLC.
Related Party Transaction [Line Items]
Common stock, Shares outstanding		10,500,000
Class B Common Stock
Related Party Transaction [Line Items]
Common stock, Shares outstanding		12,800,000	12,800,000
Class B Common Stock | Liberty | Liberty USA Holdings, LLC.
Related Party Transaction [Line Items]
Common stock, Shares outstanding		12,800,000
Board of Directors Chairman
Related Party Transaction [Line Items]
Combined voting power		59.00%